February 12, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Stock Index Fund, Inc. (the “Registrant”)

1933 Act File No.: 33-27172

1940 Act File No.: 811-05719

CIK No.: 0000846800

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2722.

Sincerely yours,

/s/ Lori Close

Lori Close

Associate, Paralegal II

Enclosure